Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY
VERSUS PERFORMANCE TABLE

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on:		Net (3) Earnings (in $billions)	Company (4) Selected Measure
					Total (1) Shareholder Return ($)	Peer Group (2) Total Shareholder Return ($)
2022	401,589	401,589	10,428,782	10,428,782	138.01	151.66	(22.8)
2021	373,204	373,204	10,364,000	10,364,000	132.71	127.58	89.8
2020	380,328	380,328	10,348,188	10,348,188	102.42	106.96	42.5

(1)	Represents the cumulative total return on $100 invested in Berkshire Common Stock on December 31, 2019 as of December 31 of each year listed in the table.

(2)
It is difficult to identify a Berkshire peer group. Berkshire uses the S&P 500 Property & Casualty Index in preparing its performance graph as required by Item 201(e) of Regulation
S-K.
Accordingly that index is utilized for purposes of preparing the Pay Versus Performance Table.

(3)
Under existing Generally Accepted Accounting Principles, unrealized gains and losses on equity security investments are required to be included in earnings. Accordingly, due to the large size of Berkshire’s equity investment portfolio and the volatility in equity markets there can be significant volatility in Berkshire’s periodic net earnings.

(4)	Berkshire does not use any financial performance measure in setting the compensation of its PEO (Principal Executive Officer) or for its NEOs (Non-PEO named executive officers).

Peer Group Issuers, Footnote [Text Block]	It is difficult to identify a Berkshire peer group. Berkshire uses the S&P 500 Property & Casualty Index in preparing its performance graph as required by Item 201(e) of Regulation
S-K.
	Accordingly that index is utilized for purposes of preparing the Pay Versus Performance Table.
PEO Total Compensation Amount	$ 401,589	$ 373,204	$ 380,328
PEO Actually Paid Compensation Amount	401,589	373,204	380,328
Non-PEO NEO Average Total Compensation Amount	10,428,782	10,364,000	10,348,188
Non-PEO NEO Average Compensation Actually Paid Amount	10,428,782	10,364,000	10,348,188
Total Shareholder Return Amount	138.01	132.71	102.42
Peer Group Total Shareholder Return Amount	151.66	127.58	106.96
Net Income (Loss)	$ (22,800,000,000)	$ 89,800,000,000	$ 42,500,000,000
PEO Name	Warren E. Buffett